Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Treasury shares at cost	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance at Dec. 31, 2022	$ 134		$ 921,695	$ (17,424)	$ (35,583)	$ 868,822
Balance (in Shares) at Dec. 31, 2022	49,953,615
Exercise of options and vesting of restricted stock Units			321			321
Exercise of options and vesting of restricted stock Units (in Shares)	418,069
Share-based compensation			22,589			22,589
Warrants to customers			13,842			13,842
Purchase of treasury shares		(55,770)				(55,770)
Purchase of treasury shares (in Shares)	(2,652,051)
Other comprehensive income (loss)				10,214		10,214
Net income (loss)					(64,351)	(64,351)
Balance at Dec. 31, 2023	$ 134	(55,770)	958,447	(7,210)	(99,934)	795,667
Balance (in Shares) at Dec. 31, 2023	47,719,633
Exercise of options and vesting of restricted stock Units			716			716
Exercise of options and vesting of restricted stock Units (in Shares)	664,654
Share-based compensation			21,756			21,756
Warrants to customers			3,273			3,273
Purchase of treasury shares		(65,921)	(18,134)			(84,055)
Purchase of treasury shares (in Shares)	(2,332,826)
Other comprehensive income (loss)				6,342		6,342
Net income (loss)					(16,800)	(16,800)
Balance at Dec. 31, 2024	$ 134	(121,691)	966,058	(868)	(116,734)	$ 726,899
Balance (in Shares) at Dec. 31, 2024	46,051,461					46,051,461
Exercise of options and vesting of restricted stock Units			808			$ 808
Exercise of options and vesting of restricted stock Units (in Shares)	886,641					56,883
Share-based compensation			21,943			$ 21,943
Purchase of treasury shares		(45,184)	18,134			(27,050)
Purchase of treasury shares (in Shares)	(1,874,309)
Other comprehensive income (loss)				3,491		3,491
Net income (loss)					(13,518)	(13,518)
Balance at Dec. 31, 2025	$ 134	$ (166,875)	$ 1,006,943	$ 2,623	$ (130,252)	$ 712,573
Balance (in Shares) at Dec. 31, 2025	45,063,793					45,063,793